Equity (Tables)	12 Months Ended
Mar. 31, 2018
Equity
Schedule of distributions declared
The following table summarizes distributions declared on our common units for the last three fiscal years:

Date Declared	Record Date	Date Paid	Amount Per Unit	Amount Paid to Limited Partners	Amount Paid to General Partner
				(in thousands)
April 24, 2015	May 5, 2015	May 15, 2015	$0.6250	$59,651	$13,446
July 23, 2015	August 3, 2015	August 14, 2015	$0.6325	$66,248	$15,483
October 22, 2015	November 3, 2015	November 13, 2015	$0.6400	$67,313	$16,277
January 21, 2016	February 3, 2016	February 15, 2016	$0.6400	$67,310	$16,279
April 21, 2016	May 3, 2016	May 13, 2016	$0.3900	$40,626	$70
July 22, 2016	August 4, 2016	August 12, 2016	$0.3900	$41,146	$71
October 20, 2016	November 4, 2016	November 14, 2016	$0.3900	$41,907	$72
January 19, 2017	February 3, 2017	February 14, 2017	$0.3900	$42,923	$74
April 24, 2017	May 8, 2017	May 15, 2017	$0.3900	$46,870	$80
July 20, 2017	August 4, 2017	August 14, 2017	$0.3900	$47,460	$81
October 19, 2017	November 6, 2017	November 14, 2017	$0.3900	$47,000	$81
January 23, 2018	February 6, 2018	February 14, 2018	$0.3900	$47,223	$81
April 24, 2018	May 7, 2018	May 15, 2018	$0.3900	$47,374	$82

Schedule of equivalent units not eligible to receive distributions
The following table summarizes the number of equivalent units that were not eligible to receive a distribution on each of the record dates:

Record Date	Equivalent Units Not Eligible
May 5, 2015	8,352,902
February 3, 2016	223,077

Service awards
Equity
Schedule of awards activity
The following table summarizes the Service Award activity during the years ended March 31, 2018, 2017 and 2016:

Unvested Service Award units at March 31, 2015	2,260,400
Units granted	1,484,412
Units vested and issued	(844,626)
Units withheld for employee taxes	(464,054)
Units forfeited	(139,000)
Unvested Service Award units at March 31, 2016	2,297,132
Units granted	3,124,600
Units vested and issued	(2,350,082)
Units forfeited	(363,150)
Unvested Service Award units at March 31, 2017	2,708,500
Units granted	1,964,911
Units vested and issued	(2,260,011)
Units forfeited	(134,525)
Unvested Service Award units at March 31, 2018	2,278,875

Schedule of scheduled vesting of awards	The following table summarizes the scheduled vesting of our unvested Service Award units at March 31, 2018:

Year Ending March 31,	Number of Units
2019	935,975
2020	969,475
2021	373,425
Total	2,278,875

Schedule of estimated equity-based expense to be recorded on the awards granted
The following table summarizes the estimated future expense we expect to record on the unvested Service Award units at March 31, 2018 (in thousands):

Year Ending March 31,
2019	$12,473
2020	6,644
2021	2,081
Total	$21,198

Performance awards
Equity
Schedule of awards activity
The following table summarizes the Performance Award activity during the years ended March 31, 2018, 2017 and 2016:

Unvested Performance Award units at March 31, 2015	—
Units granted	1,041,073
Units vested and issued	(349,691)
Units forfeited	(54,000)
Unvested Performance Award units at March 31, 2016	637,382
Units granted	932,309
Units forfeited	(380,691)
Unvested Performance Award units at March 31, 2017	1,189,000
Units granted	224,000
Units forfeited	(496,000)
Unvested Performance Award units at March 31, 2018	917,000

Schedule of estimated equity-based expense to be recorded on the awards granted
The following table summarizes the estimated future expense we expect to record on the unvested Performance Award units at March 31, 2018 (in thousands):

Year Ending March 31,
2019	$4,200
2020	1,987
2021	406
Total	$6,593

Schedule of performance measurement period for each tranche
As of March 31, 2018, performance will be measured over the following periods:

Vesting Date of Tranche	Performance Period for Tranche
July 1, 2018	July 1, 2015 through June 30, 2018
July 1, 2019	July 1, 2016 through June 30, 2019
July 1, 2020	July 1, 2017 through June 30, 2020

Schedule of percentage of the maximum performance award units that will vest depending on the percentage of entities in the Index that NGL outperforms
The following table summarizes the percentage of the maximum Performance Award units that will vest depending on the percentage of entities in the Index that NGL outperforms:

Our Relative Total Unitholder Return Percentile Ranking	Payout (% of Target Units)
Less than 50th percentile	0%
Between the 50th and 75th percentile	50%–100%
Between the 75th and 90th percentile	100%–200%
Above the 90th percentile	200%

Class A Convertible Preferred Units
Equity
Schedule of distributions declared
The following table summarizes distributions declared on our Class A Preferred Units during the last two fiscal years:

Date Declared	Date Paid	Amount Paid to Class A Preferred Unitholders
		(in thousands)
July 22, 2016	August 12, 2016	$1,795
October 20, 2016	November 14, 2016	$6,449
January 19, 2017	February 14, 2017	$6,449
April 24, 2017	May 15, 2017	$6,449
July 20, 2017	August 14, 2017	$6,449
October 19, 2017	November 14, 2017	$6,449
January 23, 2018	February 14, 2018	$6,449
April 24, 2018	May 15, 2018	$6,449

Class B Perpetual Preferred Units
Equity
Schedule of distributions declared
The following table summarizes distributions declared on our Class B Preferred Units during the last fiscal year:

Date Declared	Record Date	Date Paid	Amount Paid to Class B Preferred Unitholders
			(in thousands)
September 18, 2017	September 29, 2017	October 16, 2017	$5,670
December 19, 2017	December 29, 2017	January 15, 2018	$4,725
March 19, 2018	April 2, 2018	April 16, 2018	$4,725

TLP
Equity
Schedule of distributions declared
The following table summarizes distributions declared by TLP through February 1, 2016, the date TLP was deconsolidated:

Date Declared	Record Date	Date Paid	Amount Per Unit	Amount Paid To NGL	Amount Paid To Other Partners
				(in thousands)
April 13, 2015	April 30, 2015	May 7, 2015	$0.6650	$4,007	$8,617
July 13, 2015	July 31, 2015	August 7, 2015	$0.6650	$4,007	$8,617
October 12, 2015	October 30, 2015	November 6, 2015	$0.6650	$4,007	$8,617
January 19, 2016	January 29, 2016	February 8, 2016	$0.6700	$4,104	$8,681